Other income (expense) (Tables)	12 Months Ended
Dec. 31, 2021
Other income (expense)
Schedule of other income (expense)

	Year ended
	December 31,
	2021	2020
Gain (loss) on disposal of assets	$(3,333)	$3,288
Gain (loss) on foreign currency exchange	(1,026)	—
Gain (loss) on debt transactions	(152)	2,269
Other income (expense)	853	1,419
Total other income (expense), net	$(3,658)	$6,976